Shareholder Fees (Class A)	0 Months Ended
Jul. 31, 2013
(PIMCO Short Duration Strategy Funds) | (PIMCO Short Asset Investment Fund) | Class A
Shareholder Fees:
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%
(PIMCO Short Duration Strategy Funds) | (PIMCO Short-Term Fund) | Class A
Shareholder Fees:
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO California Intermediate Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO California Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO High Yield Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO National Intermediate Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO New York Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO California Short Duration Municipal Income Fund) | Class A
Shareholder Fees:
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO Short Duration Municipal Income Fund) | Class A
Shareholder Fees:
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%
(PIMCO Credit Bond Funds) | (PIMCO Floating Income Fund) | Class A
Shareholder Fees:
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%
(PIMCO Credit Bond Funds) | (PIMCO Senior Floating Rate Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%